Transition disclosures	12 Months Ended
Dec. 31, 2018
Transition disclosures
Transition disclosures

The notes included in this section focus on related party transactions, Auditors’ remuneration, Directors’ remuneration and Transition disclosures. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

43 Transition disclosures

Impairment allowance reconciliations

Reconciliation from IAS 39 to IFRS 9 - financial assets under IFRS 9 subject to an increase in impairment allowance

The table below reconciles the closing impairment allowances for financial assets in accordance with IAS 39, and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets as at 31 December 2017, and the opening impairment allowances determined in accordance with IFRS 9 as at 1 January 2018.

Reconciliation of impairment allowance and provisions

	As at 31 December 2017			As at 1 January 2018
	Impairment allowance under IAS 39 or provisions under IAS 37	Reclassification impact	Additional IFRS 9 impairment allowance	Impairment allowance under IFRS 9
Barclays Bank Group	£m	£m	£m	£m
Loans and advances at amortised cost and other assets[a]	4,652	(52)	2,508	7,108
Available for sale investments/financial assets at fair value through other comprehensive income	38	(38)	3	3
Total on-balance sheet	4,690	(90)	2,511	7,111
Provision for undrawn contractually committed facilities and guarantee contracts	79	-	341	420
Total impairment and provision	4,769	(90)	2,852	7,531

Note

a Includes impairment of £5m for cash collateral and settlement balances and £1m for other assets.

  The introduction of IFRS 9 increased the total impairment allowance held by Barclays Bank Group by £2.8bn, from £4.8bn as at 31 December 2017 to £7.5bn as at 1 January 2018, as a result of earlier recognition of impairment allowances.
  The reclassification impact is due to assets moving to a fair value through income statement treatment that do not have an impairment allowance under IFRS 9

Balance sheet movement – impact of transition to IFRS 9 and IFRS 15

The table below presents the impact of the changes to balance sheet presentation and of the transition to IFRS 9 and IFRS 15 on Barclays Bank Group balance sheet showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment.

			As at 31 December 2017		As at 31 December 2017					As at 1 January 2018
Barclays Bank Group	IAS 39 measurement category	IFRS 9measurement category	Published IAS 39 carrying amount	Balance sheet presentation changes	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Assets			£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	Amortised cost	Amortised cost	171,036	-	171,036	-	-	-	-	171,036
Items in the course of collection from other banks	Amortised cost	Amortised cost	2,153	(2,153)	-	-	-	-	-	-
Loans and advances to banks	Amortised cost	Amortised cost	36,209	(36,209)	-	-	-	-	-	-
Loans and advances to customers	Amortised cost	Amortised cost	365,553	(365,553)	-	-	-	-	-	-
Cash collateral and settlement balances	Amortised cost	Amortised cost	-	77,172	77,172	-	-	(2,398)	(5)	74,769
Loans and advances at amortised cost	Amortised cost	Amortised cost	-	324,590	324,590	-	5,109	(9,453)	(2,502)	317,744
Reverse repurchase agreements and other similar secured lending	Amortised cost	Amortised cost	12,546	-	12,546	-	-	(11,949)	-	597
Trading portfolio assets	FVTPL	FVTPL	113,755	-	113,755	-	-	413	-	114,168
Financial assets designated at fair value	FVTPL	FVTPL	116,282	(116,282)	-	-	-	-	-	-
Financial assets at fair value through the income statement[a]	FVTPL	FVTPL	-	116,282	116,282	-	-	23,929	-	140,211
Derivative financial instruments	FVTPL	FVTPL	237,987	-	237,987	-	-	-	-	237,987
Financial investments	AFS - debt instruments	FVOCI	52,067	-	52,067	-	(50,932)	(1,135)	-	-
Financial investments	AFS - equity instruments	FVOCI	1,787	-	1,787	-	(1,422)	(365)	-	-
Financial investments	Amortised cost	Amortised cost	5,109	-	5,109	-	(5,109)	-	-	-
Financial assets at fair value through other comprehensive income	AFS	FVOCI	-	-	-	-	52,354	934	-	53,288
Investments in associates and joint ventures	N/A	N/A	718	-	718	-	-	(19)	-	699
Goodwill and intangible assets	N/A	N/A	4,885	-	4,885	-	-	-	-	4,885
Property, plant and equipment	N/A	N/A	1,519	-	1,519	-	-	-	-	1,519
Current tax assets	N/A	N/A	376	-	376	-	-	-	-	376
Deferred tax assets	N/A	N/A	3,352	-	3,352	(22)	-	-	649	3,979
Retirement benefit assets	N/A	N/A	966	-	966	-	-	-	-	966
Prepayments, accrued income and other assets	Amortised cost	Amortised cost	1,850	(1,850)	-	-	-	-	-	-
Other assets	Amortised cost	Amortised cost	-	4,003	4,003	89	-	28	(1)	4,119
Assets included in disposal groups classified as held for sale	N/A	N/A	1,193	-	1,193	-	-	-	-	1,193
Total assets			1,129,343	-	1,129,343	67	-	(15)	(1,859)	1,127,536

Note

a Comprised of mandatory fair value assets of £130.2bn and designated fair value assets of £10.0bn.

			As at 31 December 2017		As at 31 December 2017					As at 1 January 2018
Barclays Bank Group	IAS 39 measurement category	IFRS 9measurement category	Published IAS 39 carrying amount	Balance sheet presentation changes	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Liabilities			£m	£m	£m	£m	£m	£m	£m	£m
Deposits from banks	Amortised cost	Amortised cost	37,906	(37,906)	-	-	-	-	-	-
Deposits at amortised cost	Amortised cost	Amortised cost	-	399,189	399,189	-	-	(18,860)	-	380,329
Items in the course of collection due to other banks	Amortised cost	Amortised cost	446	(446)	-	-	-	-	-	-
Customer accounts	Amortised cost	Amortised cost	429,426	(429,426)	-	-	-	-	-	-
Cash collateral and settlement balances	Amortised cost	Amortised cost	-	68,143	68,143	-	-	(2,218)	-	65,925
Repurchase agreements and other similar secured borrowing	Amortised cost	Amortised cost	40,338	-	40,338	-	-	(25,285)	-	15,053
Debt securities in issue	Amortised cost	Amortised cost	69,386	-	69,386	-	-	-	-	69,386
Subordinated liabilities	Amortised cost	Amortised cost	24,193	-	24,193	-	-	-	-	24,193
Trading portfolio liabilities	FVTPL	FVTPL	37,352	-	37,352	-	-	-	-	37,352
Financial liabilities designated at fair value	FVTPL	FVTPL	173,718	-	173,718	-	-	46,365	-	220,083
Derivative financial instruments	FVTPL	FVTPL	238,345	-	238,345	-	-	-	-	238,345
Current tax liabilities	N/A	N/A	494	-	494	-	-	-	-	494
Deferred tax liabilities	N/A	N/A	-	-	-	-	-	-	-	-
Retirement benefit liabilities	N/A	N/A	287	-	287	-	-	-	-	287
Accruals, deferred income and other liabilities	Amortised cost	Amortised cost	8,416	(8,416)	-	-	-	-	-	-
Other liabilities	Amortised cost	Amortised cost	-	8,862	8,862	-	-	-	-	8,862
Provisions	N/A	N/A	3,302	-	3,302	-	-	-	341	3,643
Total liabilities			1,063,609	-	1,063,609	-	-	2	341	1,063,952

Equity
Called up share capital and share premium	N/A	N/A	14,453	-	14,453	-	-	-	-	14,453
Other reserves	N/A	N/A	3,808	-	3,808	-	-	(139)	3	3,672
Retained earnings	N/A	N/A	38,490	-	38,490	67	-	122	(2,203)	36,476
Other equity instruments	N/A	N/A	8,982	-	8,982	-	-	-	-	8,982
Total equity excluding non-controlling interests	N/A	N/A	65,733	-	65,733	67	-	(17)	(2,200)	63,583
Non-controlling interests	N/A	N/A	1	-	1	-	-	-	-	1
Total equity			65,734	-	65,734	67	-	(17)	(2,200)	63,584

Total liabilities and equity			1,129,343	-	1,129,343	67	-	(15)	(1,859)	1,127,536

Balance sheet and IFRS 9 presentation changes

The following voluntary changes in presentation have been made as a result of the review of accounting presentation following the adoption of IFRS 9, and is expected to provide more relevant information to the users of the financial statements. These presentational changes have no effect on the measurement of these items and therefore had no impact on retained earnings or profit for any period. The effect of these presentational changes on transition are noted below:

  ‘Items in the course of collection from other banks’ and ‘prepayments, accrued income and other assets’ are reported in ‘other assets’. Equally, ‘items in the course of collection due to other banks’ and ‘accruals, deferred income and other liabilities’ are reported in ‘other liabilities’
  ‘Loans and advances to banks’ and ‘loans and advances to customers’ have been disaggregated and are now reported in ‘loans and advances at amortised cost’ and ‘cash collateral and settlement balances’
  ‘Deposits from banks’ and ‘customer accounts’ have been disaggregated and are now reported in ‘deposits at amortised cost’ and ‘cash collateral and settlement balances’
  ‘Financial assets designated at fair value’ are now reported within ‘financial assets at fair value through the income statement’
  The majority of available for sale assets which were previously reported in ‘financial investments’ are now reported in ‘financial assets at fair value through other comprehensive income’
  Held to maturity assets which were previously reported in ‘financial investments’ are now reported in ‘loans and advances at amortised cost’.

IFRS 15 impact

On adoption of IFRS 15, Barclays Bank Group changed its accounting treatment in relation to certain costs incurred in obtaining contracts with credit card customers. The costs of acquiring such contracts had previously been recognised as operating expenses when they were incurred. The adoption of IFRS 15 has resulted in the costs being capitalised as a cost to obtain an asset and recognised within ‘other assets’ on the balance sheet. The asset will be amortised over the expected life of the customer relationship, with the corresponding expense recognised in the income statement. The cumulative effect of the change as of 1 January 2018 was an increase to retained earnings of £67m and the recognition of an asset of £89m. There were no other material changes to fee recognition from the adoption of IFRS 15.

IFRS 9 classification and measurement

This column represents the changes to the balance sheet from classification and measurement. The net effect is a decrease in shareholders’ equity of £17m, with no significant offsetting movements. The classification changes include the transfer of certain Barclays International Prime Services and Equities positions from an amortised cost to a fair value approach.

There are no other changes in measurement category.

IFRS 9 impairment change

Additional impairment from the adoption of IFRS 9 is shown in the impairment change column. The increase in impairment results in the recognition of a deferred tax asset. The post-tax impact is a reduction in shareholders’ equity of £2.2bn. Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Impact of IFRS 9 per financial statement line item

The narrative below provides further granularity on the impact of changes to the balance sheet from the transition to IFRS 9 and IFRS 15 on Barclays Bank Group’s balance sheet as presented in the table on page [xx]. The analysis shows transfers between balance sheet lines arising from reclassification and any associated remeasurement, and the impact of increased impairment. Further details are provided for balance sheet lines with multiple impacts.

Assets

Cash collateral and settlement balances – measured on an amortised cost basis

Transfer out: Balances of £2,398m are reclassified to ‘Financial assets at fair value through the income statement' as a result of the assessment of the business model. Balances are reclassified from amortised cost to fair value through profit and loss as the business model is classified as ‘Other’ rather than 'Hold to Collect' as the portfolio is risk managed on a fair value basis.

Expected credit losses have decreased the balances by £5m.

Loans and advances at amortised cost

Transfer in: Held to maturity assets of £5,109m which were previously reported in ‘Financial Investments’ are reported in this balance sheet line. 'Financial investments’ (available for sale) balances of £653m, 'Financial assets designated at fair value' balances of £485m, and 'Trading portfolio assets' of £73m are reclassified to this balance sheet line following the assessment of the business model which is classified as 'Hold to Collect' and meets the SPPI test. There has been a remeasurement impact of £29m due to reclassification to an amortised cost line from 'Financial assets designated at fair value'.

Transfer out: Balances of £9,266m are reclassified to 'Financial assets mandatory at fair value', balances of £478m moved to 'Trading portfolio assets', and balances of £15m reclassified to 'Financial assets designated at fair value' as a result of the assessment of the business model which is classified as ‘Other’ rather than 'Hold to Collect'. The balances are subsequently measured on a fair value basis rather than amortised cost. In addition, balances of £934m are reclassified to 'Financial assets at fair value through other comprehensive income’ as a result of the assessment of the business model which is classified as 'Hold to Collect and Sell' and meets the SPPI test.

Expected credit losses have decreased the balance by £2,502m.

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost
Opening balance	324,590						324,590
Transfer in:
– From financial investments (held to maturity)	-	-	5,109	-	-	-	5,109
– From financial investments (available for sale)	-	-	-	653	-	-	653
– From financial assets designated at fair value	-	-	-	485	29	-	514
– From trading portfolio assets	-	-	-	73	-	-	73
Transfer out:					-
– To financial assets mandatory at fair value	-	-	-	(9,266)	-	-	(9,266)
– To financial assets at fair value through other comprehensive income	-	-	-	(934)	-	-	(934)
– To trading portfolio assets	-	-	-	(478)	-	-	(478)
– To financial assets designated at fair value	-	-	-	(15)	-	-	(15)
Increase in expected credit losses	-	-	-	-	-	(2,502)	(2,502)
Total loans and advances at amortised cost	324,590	-	5,109	(9,482)	29	(2,502)	317,744

Reverse repurchase agreements and other similar secured lending – measured on an amortised cost basis

Transfer out: Balances of £11,949m are reclassified to ‘Financial assets at fair value through the income statement' as a result of the assessment of the business model which is classified as ‘Other’ rather than 'Hold to Collect'. The balances are subsequently measured on a fair value basis rather than amortised cost.

Trading portfolio assets – measured on a fair value basis

Transfer in: Balances from 'Loans and advances at amortised cost' of £478m, ‘Financial investments’ of £10m, and 'Financial assets mandatory at fair value' of £9m are reclassified to this balance sheet line as a result of assessment of business model in accordance with IFRS 9. There has been a remeasurement impact of £11m due to reclassification from an amortised cost basis.

Transfers out: Balances of £73m are reclassified to 'Loans and advances at amortised cost' as a result of assessment of business model which is classified as 'hold to collect' and meets the SPPI test.

Financial assets at fair value through the income statement

Balances of £105,844m are moved to Financial assets mandatory at fair value’ for presentational purposes and in accordance with IFRS 9.

Transfer in: Balance of £15m from 'Loans and advances at amortised cost' are elected to ‘Financial assets designated at fair value'. ‘Reverse repurchase agreements and other similar secured lending’ of £11,949m, 'Loans and advances at amortised cost' of £9,266m and ‘Cash collateral and settlement balances’ of £2,398m are reclassified to this balance sheet line as a result of the assessment of business model which is classified as 'Other' rather than ‘Hold to Collect’. The balances are subsequently measured on a fair value basis rather than amortised cost. There has been a remeasurement impact of £14m due to reclassification from an amortised cost basis. Balances of £838m are reclassified from ‘Financial investments (available for sale)’ as a result of the assessment of the business model which is classified as ‘Other’ rather than 'Hold to Collect and Sell’. The balances are subsequently measured on a fair value basis rather than amortised cost.

Transfer out: Balances of £485m are reclassified to 'Loans and advances at amortised cost' as a result of the assessment of the business model which is classified as 'Hold to Collect' and meets the SPPI test. In addition, balances of £28m and £9m are reclassified to ‘Other assets’ and ‘Trading portfolio assets’ as a result of the assessment of the business model in accordance with IFRS 9.

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m
Financial assets at fair value through the income statement
Financial assets designated at fair value
Opening balance	116,282						116,282
Transfer in:
– From loans and advances at amortised cost	-	-	-	15	-	-	15
Transfer out:
– To financial assets mandatory at fair value	-	-	(105,844)	-	-	-	(105,844)
– To loans and advances at amortised cost	-	-	-	(485)	-	-	(485)
Financial assets mandatory at fair value
Transfer in:
– From financial assets designated at fair value	-	-	105,844	-	-	-	105,844
– From reverse repurchase agreements	-	-	-	11,949	-	-	11,949
– From loans and advances at amortised cost	-	-	-	9,266	(14)	-	9,252
– From cash collateral and settlement balances	-	-	-	2,398	-	-	2,398
– From financial investments (available for sale)	-	-	-	838	-	-	838
Transfer out:
– To other assets	-	-	-	(28)	-	-	(28)
– To trading portfolio assets	-	-	-	(9)	-	-	(9)
Total financial assets at fair value through the income statement	116,282	-	-	23,943	(14)	-	140,211

Financial investments

Transfer out: The Barclays Bank Group has applied the fair value through other comprehensive income option under IFRS 9 for the value of £52,354m as a result of the assessment of the business model with balances moving to ‘Financial assets at fair value through other comprehensive income’. Balances of £838m are reclassified to 'Financial assets at fair value through the income statement' and balances of £9m reclassified to ‘Trading portfolio assets’ as a result of the assessment of the business model which is classified as ‘Other’ rather than 'Hold to Collect'. Balances of £653m are reclassified to 'Loans and advances at amortised cost' as a result of the assessment of the business model which is classified as 'Hold to Collect' and meets the SPPI test.

From a presentational basis, Held to maturity assets of £5,109m are now reported in ‘Loans and advances at amortised cost’.

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m
Financial investments
Available for sale (measured at fair value)
Opening balance	53,854						53,854
Transfer out:
– To financial assets at fair value through other comprehensive income	-	-	(52,354)	-	-	-	(52,354)
– To other financial assets at fair value through the income statement	-	-	-	(838)	-	-	(838)
– To trading portfolio assets	-	-	-	(9)	-	-	(9)
– To loans and advances at amortised cost	-	-	-	(653)	-	-	(653)
Held to maturity (measured at amortised cost)
Opening balance	5,109						5,109
Transfer out:
– To loans and advances at amortised cost	-	-	(5,109)	-	-	-	(5,109)
Total financial investments	58,963	-	(57,463)	(1,500)	-	-	-

Financial assets at fair value through other comprehensive income

Transfer in: As above, Barclays has applied the fair value through other comprehensive income option under IFRS 9 for the value of £52,354m. Balances of £934m are reclassified from 'Loans and advances at amortised cost' as a result of the assessment of the business model which is classified as 'Hold to Collect and Sell’ and meets the SPPI test.

Investments in associates and joint ventures

The adoption of IFRS 9 on associates and joint ventures results in a lower Barclays Bank Group share of profit and loss, thereby decreasing the investment by £19m.

Deferred tax assets

The balance has increased by £627m due to the tax impact of expected credit losses of £649m, offset by £22m due to the impact of IFRS 15.

Other assets

Transfer in: Balances of £28m reclassified from ‘Financial assets at fair value through the income statement' as a result of the assessment of the business model which is classified as 'Hold to Collect' and meets the SPPI test.

In addition, the balance increased by £89m due to the impact of IFRS 15.

Expected credit losses have decreased the balance by £1m.

Liabilities

Deposits at amortised cost

Transfer out: Balances of £18,860m are reclassified to 'Financial liabilities designated at fair value' as a result of trades that are linked to assets for accounting symmetry.

Cash collateral and settlement balances – measured on an amortised cost basis

Transfer out: Balances of £2,218m are reclassified to 'Financial liabilities designated at fair value' as a result of trades that are linked to assets for accounting symmetry.

Repurchase agreements and other similar secured borrowing – measured on an amortised cost basis

Transfer out: Balances of £25,285m are reclassified to 'Financial liabilities designated at fair value' as a result of trades that are linked to assets for accounting symmetry.

Financial liabilities designated at fair value

Transfer in: 'Repurchase agreements and other similar secured borrowing' balances of £25,285m, 'Deposits at amortised cost' balances of £18,860m, and 'Cash collateral and settlement balances' of £2,218m reclassified to this balance sheet line as a result of trades that are linked to assets for accounting symmetry. There has been a remeasurement impact of £2m due to reclassification from 'Repurchase agreements and other similar secured borrowing' on an amortised cost basis.

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Barclays Bank Group	£m	£m	£m	£m		£m	£m
Financial liabilities designated at fair value
Opening balance	173,718						173,718
Transfers in:
- From repurchase agreements and other similar secured borrowing	-	-	-	25,285	2	-	25,287
- From deposits at amortised cost	-	-	-	18,860	-	-	18,860
- From cash collateral and settlement balances	-	-	-	2,218	-	-	2,218
Total financial liabilities designated at fair value	173,718	-	-	46,363	2	-	220,083

Equity

The adoption of IFRS 9 results in a credit moving from the fair value through other comprehensive income reserve (formerly available for sale reserve) to retained earnings to reflect the cumulative impairment recognised in profit or loss in accordance with IFRS 9 (net of impairment losses previously recognised in profit or loss under IAS 39). The amount transferred from 'Other reserves' to 'Retained earnings' was £139m. In addition, a £3m increase relates to expected credit losses on ‘Fair value through other comprehensive income’. The cumulative remeasurement due to reclassification was £17m. The cumulative expected credit losses (post-tax) recognised in ‘Retained earnings’ was £2,203m.

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m
Other reserves
Opening balance	3,808						3,808
Transfers out:
- To retained earnings	-	-	-	(139)	-	-	(139)
Increases in expected credit losses	-	-	-	-	-	3	3
Total other reserves	3,808	-	-	(139)	-	3	3,672

	As at 31 December 2017						As at 1 January 2018
	Revised IAS 39 carrying amount	IFRS 15 impact	IFRS 9 presentation changes	IFRS 9 classification	IFRS 9 measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Barclays Bank Group	£m	£m	£m	£m		£m	£m
Retained earnings
Opening balance	38,490						38,490
Increases/(decreases):
From other reserves	-	-	-	139	-	-	139
Remeasurement due to reclassifications	-	-	-	(17)	-	-	(17)
Increases due to IFRS 15	-	67	-	-	-	-	67
Impairment (after tax)	-	-	-	-	-	(2,203)	(2,203)
Total retained earnings	38,490	67	-	122	-	(2,203)	36,476

Reclassification to amortised cost

The following table shows the effects of the reclassification of financial assets and financial liabilities from IAS 39 categories into the amortised cost category under IFRS 9.

Barclays Bank Group	Total
As at 31 December 2018	£m
From available for sale financial assets under IAS 39
Fair value as at 31 December 2018	490
Fair value loss that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified	(1)
From financial assets at fair value through the income statement under IAS 39
Fair value as at 31 December 2018	86
Fair value gain that would have been recognised for the year ended 31 December 2018 in profit or loss if the financial liabilities had not been reclassified	1
Effective interest rate determined on the date of initial application	1%
Interest income recognised for the year ended 31 December 2018	1

  The balance as at 31 December 2018 of £490m reflects a decrease since transition due to disposals of assets of £162m during the year and the fair value decrease of £1m (1 January 2018: £653m). The majority of the balance is related to the Municipals portfolio that contains highly rated floating rate bonds measured at par with no fair value impact. The fair value loss that would have been recognised is £1m related to collateralised mortgage obligations.
  The balance as at 31 December 2018 of £86m is mainly related to the ESHLA portfolio and the fair value gain that would have been recognised for the period was £1m (1 January 2018: £85m).